Significant Accounting Policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)	7.8	18.1	8.9
Numerator:
Net income attributable to 3M	$ 5,921	$ 5,449	$ 4,517
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)	579.0	577.6	577.0
Dilution associated with the Company's stock-based compensation plans (in shares)	6.3	4.6	8.1
Denominator for weighted average 3M common shares outstanding - diluted (in shares)	585.3	582.2	585.1
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 10.23	$ 9.43	$ 7.83
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 10.12	$ 9.36	$ 7.72